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As filed with the Securities and Exchange Commission on March 26, 2013

Securities Act File No. 333-

Investment Company Act File No. 811-22773

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

(Check Appropriate Box or Boxes)
☒    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐    Pre-Effective Amendment No.
☐    Post-Effective Amendment No.

and/or

☒    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒    Amendment No. 6

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (800) 282-0429

Kim G. Redding
Brookfield Mortgage Opportunity Income Fund Inc.
Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Name and Address of Agent for Service)

Copies to:
Jon Tyras, Esq. Brookfield Investment Management Inc. Brookfield Place, 250 Vesey Street New York, New York 10281-1023	Michael R. Rosella, Esq. Paul Hastings LLP 75 E. 55th Street New York, New York 10022	Leonard B. Mackey, Jr., Esq. Clifford R. Cone, Esq. Clifford Chance US LLP 31 W. 52nd Street New York, New York 10019

Approximate date of proposed public offering:
From time to time after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

It is proposed that this filing will become effective (check appropriate box)

            ☐    When declared effective pursuant to section 8(c).

If appropriate, check the following box:

            ☐    This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

            ☒    This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-185159.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities	Amount Being Registered	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee

Common Shares, par value $0.001 per share	1,660,000	$20.00	$33,200,000	$4,528.48

(1)
Estimated pursuant to Rule 457(o) solely for the purpose of calculating the registration fee.

 EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

          This registration statement is being filed with respect to the registration of additional shares of common stock, par value $0.001 per share, of Brookfield Mortgage Opportunity Income Fund Inc., a Maryland corporation (the "Company"), pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the earlier effective registration statement of the Company on Form N-2 (File Nos. 333-185159 and 811-22773), declared effective on March 25, 2013, are incorporated in this registration statement by reference. Any required consents are listed on the Exhibit Index attached hereto and are filed herewith.

 PART C

OTHER INFORMATION

ITEM 25.    Financial Statements and Exhibits

(1)
Financial Statements

          Part A: None

          Part B:

          Audited Financial Statements(2)

          Report of the Independent Registered Public Accounting Firm(2)

(2)
Exhibits

(a)	Articles of Amendment and Restatement(2)
(b)	Amended and Restated Bylaws(2)
(c)	Not applicable
(d)	Not applicable
(e)	Form of Dividend Reinvestment Plan(2)
(f)	Not applicable
(g)	Form of Investment Advisory Agreement between Registrant and Brookfield Investment Management Inc.(2)
(h)(1)	Form of Underwriting Agreement(3)
(h)(2)	Form of Master Selected Dealers Agreement(3)
(h)(3)	Form of Master Agreement Among Underwriters(3)
(h)(4)	Form of Wells Fargo Securities, LLC Structuring Fee Agreement(3)
(h)(5)	Form of UBS Securities LLC Structuring Fee Agreement(5)
(h)(6)	Form of Barclays Capital Inc. Structuring Fee Agreement(5)
(h)(7)	Form of RBC Capital Markets, LLC Structuring Fee Agreement(5)
(h)(8)	Form of Oppenheimer & Co. Inc. Sales Incentive Fee Agreement(5)
(i)	Not applicable
(j)	Form of Custody Agreement between Registrant and U.S. Bank National Association(2)
(k)(1)	Form of Transfer Agent Servicing Agreement(2)
(k)(2)	Form of Administration Agreement(2)
(k)(3)	Form of Sub-Administration Servicing Agreement(2)
(k)(4)	Form of Fund Accounting Servicing Agreement(2)
(l)	(i) Consent of Paul Hastings LLP(5)
(ii) Opinion and Consent of Venable LLP with respect to legality of shares(4)

(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm(4)
(o)	Not applicable
(p)	Initial Subscription Agreement(2)
(q)	Not Applicable
(r)	Code of Ethics of the Registrant and Brookfield Investment Management Inc.(2)
(s)	Powers of Attorney(2)

(1)
Incorporated by reference from the Registrant's Registration Statement on Form N-2, File No. 333-185159 and 811-22773, as filed with the Securities and Exchange Commission on November 27, 2012.

(2)
Incorporated by reference from the Registrant's Registration Statement on Form N-2, File No. 333-185159 and 811-22773, as filed with the Securities and Exchange Commission on February 14, 2013.

(3)
Incorporated by reference from the Registrant's Registration Statement on Form N-2, File No. 333-185159 and 811-22773, as filed with the Securities and Exchange Commission on February 25, 2013.

(4)
Filed herewith.

(5)
Incorporated by reference from the Registrant's Registration Statement on Form N-2, File No. 333-185159 and 811-22773, as filed with the Securities and Exchange Commission on March 22, 2013.

ITEM 26.    Marketing Arrangements

          Reference is made to the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement.

          See Sections 1-6 and 8 of the Form of Wells Fargo Securities, LLC Master Selected Dealer Agreement, filed as Exhibit h.2 to this Registration Statement.

          See the Introductory Paragraph and Sections 1.2, 3.1, 3.2, 3.4-3.8, 4.1, 4.2, 5.1-5.4, 6, 10.9 and 10.10 of the Form of Wells Fargo Securities, LLC Master Agreement Among Underwriters filed as Exhibit h.3 to this Registration Statement.

ITEM 27.    Other Expenses of Issuance and Distribution

          The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission registration fees		$57,288

New York Stock Exchange listing fee		$20,000

Printing expenses		$540,000

Accounting fees		$25,000

Legal fees		$450,000

FINRA fees		$20,000

Blue Sky fees	$	N/A

Miscellaneous		$91,000

Total		$1,203,288

ITEM 28.    Persons Controlled by or Under Common Control with Registrant

          The Registrant, a diversified, closed-end management investment company organized as a corporation under the laws of the State of Maryland, may be deemed to be under common control with Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., Helios Strategic Income Fund, Inc., Helios Total Return Fund, Inc. and Helios High Yield Fund, each a diversified, closed-end management investment company organized as a Maryland corporation, Brookfield Global Listed Infrastructure Income Fund Inc., a non-diversified, closed-end management investment company organized as a corporation under the laws of the State of Maryland, and Brookfield Investment Funds, a diversified, open-end management investment company organized as a statutory trust under the laws of the State of Delaware.

ITEM 29.    Number of Holders of Securities as of March 22, 2013

Title of Class	Number of Record Holders
Common Shares	1

ITEM 30.    Indemnification

          Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant's Charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

          The Registrant's Charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate the Registrant to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Registrant and, at the Registrant's request, serves or has served another corporation, real estate investment trust, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise as a director, officer, partner, manager, managing member or trustee from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding.

          The Registrant's Bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as a director or officer of the Registrant and, at the Registrant's request, serves or has served another corporation, real estate investment trust, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise as a director, officer, partner, manager, managing member or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Registrant's Charter and Bylaws also permit the Registrant to indemnify and advance expenses to any individual who served any predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant, if any.

          Maryland law requires a corporation (unless its charter provides otherwise, which is not the case for the Registrant's Charter) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to pay or reimburse reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

          In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person's willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.    Business and Other Connections of Investment Adviser

          Brookfield Investment Management Inc. ("BIM"), a Delaware corporation and a registered investment adviser under the Investment Advisers Act of 1940, serves as investment adviser of the Registrant. BIM's offices are located at Brookfield Place, 250 Vesey Street, New York, New York 10281-1023. Information as to the officers and directors of BIM is included in its current Form ADV (File No. 801-34605) filed with the Securities and Exchange Commission.

ITEM 32.    Location of Accounts and Records

          All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act relating to the Registrant are maintained at the following offices:

  1.
  Brookfield Investment Management Inc.
  Brookfield Place
  250 Vesey Street
  New York, New York 10281-1023

  2.
  U.S. Bancorp Fund Services, LLC
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

  3.
  U.S. Bank National Association
  1555 North River Center Drive, Suite 302
  Milwaukee, Wisconsin 53212

ITEM 33.    Management Services

          Not applicable.

ITEM 34.    Undertakings

          1.       Registrant hereby undertakes to suspend the offering of its shares until the prospectus is amended, if (a) subsequent to the effective date of this Registration Statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

          2.       Not applicable.

          3.       Not applicable.

          4.       Not applicable.

          5.       Registrant undertakes:

  (a)
  that, for the purpose of determining any liability under the Securities Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

  (b)
  that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

          6.       Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

 SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, State of New York, on the 26th day of March, 2013.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
By:	/s/ KIM G. REDDING
	Name:	Kim G. Redding
	Title:	President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 26th day of March, 2013.

Signature	Capacity	Date

/s/ KIM G. REDDING Kim G. Redding	President and Director (Principal Executive Officer)	March 26, 2013
/s/ STEVEN PIRES Steven Pires	Treasurer (Principal Financial Officer)	March 26, 2013
* Rodman L. Drake	Director	March 26, 2013
* Louis P. Salvatore	Director	March 26, 2013
* Edward A. Kuczmarski	Director	March 26, 2013
* Heather Goldman	Director	March 26, 2013
* Stuart A. McFarland	Director	March 26, 2013
/s/ JON TYRAS Jon Tyras Attorney-in-Fact	Secretary	March 26, 2013

*
Pursuant to Powers of Attorney

 Exhibit Index

Exhibit	Caption
(l)(ii)	Opinion and Consent of Venable LLP with respect to legality of shares
(n)	Consent of Independent Registered Public Accounting Firm

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EXPLANATORY NOTE AND INCORPORATION BY REFERENCE
PART C OTHER INFORMATION
  ITEM 25. Financial Statements and Exhibits
  ITEM 26. Marketing Arrangements
  ITEM 27. Other Expenses of Issuance and Distribution
  ITEM 28. Persons Controlled by or Under Common Control with Registrant
  ITEM 29. Number of Holders of Securities as of March 22, 2013
  ITEM 30. Indemnification
  ITEM 31. Business and Other Connections of Investment Adviser
  ITEM 32. Location of Accounts and Records
  ITEM 33. Management Services
  ITEM 34. Undertakings
SIGNATURES
Exhibit Index